UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2009
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Greenlight Capital, Inc.

Address:   140 East 45th Street
           24th Floor
           New York, NY 10017


Form 13F File Number: 028-7484


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Daniel Roitman
Title:  Chief Operating Officer
Phone:  (212) 973-1900

Signature,  Place,  and  Date  of  Signing:

/s/ Daniel Roitman                 New York, NY                       2/16/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    2

Form 13F Information Table Entry Total:              85

Form 13F Information Table Value Total:  $    3,003,388
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1     028-13228             DME Advisors, L.P.
----  --------------------  ----------------------------------------------------
2     028-13259             Greenlight Masters, L.L.C.
----  --------------------  ----------------------------------------------------



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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- --------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                        VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- --------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
ASPEN INSURANCE HOLDINGS LTD SHS             G05384105   91,432  3,592,622 SH       SOLE                 3,592,622      0    0
ASPEN INSURANCE HOLDINGS LTD SHS             G05384105   13,931    547,378 SH       SOLE       1           547,378      0    0
ATP OIL & GAS CORP           COM             00208J108   21,006  1,149,100 SH       SOLE                 1,149,100      0    0
ATP OIL & GAS CORP           COM             00208J108    3,343    182,900 SH       SOLE       1           182,900      0    0
AUTOMATIC DATA PROCESSING IN COM             053015103   57,547  1,343,917 SH       SOLE                 1,343,917      0    0
AUTOMATIC DATA PROCESSING IN COM             053015103    9,261    216,283 SH       SOLE       1           216,283      0    0
BARRICK GOLD CORP            COM             067901108    2,319     58,900 SH       SOLE                    58,900      0    0
BECTON DICKINSON & CO        COM             075887109   45,171    572,800 SH       SOLE                   572,800      0    0
BECTON DICKINSON & CO        COM             075887109    7,271     92,200 SH       SOLE       1            92,200      0    0
BIOFUEL ENERGY CORP          COM             09064Y109   16,760  6,094,661 SH       SOLE                 6,094,661      0    0
BIOFUEL ENERGY CORP          COM             09064Y109    3,980  1,447,443 SH       SOLE       1         1,447,443      0    0
BJ SVCS CO                   COM             055482103   26,969  1,449,953 SH       SOLE                 1,449,953      0    0
BJ SVCS CO                   COM             055482103    4,410    237,100 SH       SOLE       1           237,100      0    0
BOSTON SCIENTIFIC CORP       COM             101137107  252,694 28,077,151 SH       SOLE                28,077,151      0    0
BOSTON SCIENTIFIC CORP       COM             101137107   41,318  4,590,849 SH       SOLE       1         4,590,849      0    0
CAL DIVE INTL INC            NOTE 3.250%12/1 127914AB5   36,173 40,192,000 PRN      SOLE                40,192,000      0    0
CARDINAL HEALTH INC          COM             14149Y108  180,468  5,597,634 SH       SOLE                 5,597,634      0    0
CARDINAL HEALTH INC          COM             14149Y108   28,770    892,366 SH       SOLE       1           892,366      0    0
CARDINAL HEALTH INC          COM             14149Y108    1,951     60,500 SH       SOLE       2            60,500      0    0
CAREFUSION CORP              COM             14170T101  187,346  7,490,850 SH       SOLE                 7,490,850      0    0
CAREFUSION CORP              COM             14170T101   29,953  1,197,624 SH       SOLE       1         1,197,624      0    0
CAREFUSION CORP              COM             14170T101      757     30,250 SH       SOLE       2            30,250      0    0
CIT GROUP INC                COM NEW         125581801  149,997  5,432,692 SH       SOLE                 5,432,692      0    0
CIT GROUP INC                COM NEW         125581801   24,524    888,230 SH       SOLE       1           888,230      0    0
E M C CORP MASS              COM             268648102  106,159  6,076,650 SH       SOLE                 6,076,650      0    0
E M C CORP MASS              COM             268648102   16,432    940,600 SH       SOLE       1           940,600      0    0
E M C CORP MASS              COM             268648102    2,365    135,350 SH       SOLE       2           135,350      0    0
EINSTEIN NOAH REST GROUP INC COM             28257U104   98,138  9,983,469 SH       SOLE                 9,983,469      0    0
EINSTEIN NOAH REST GROUP INC COM             28257U104    7,373    750,000 SH       SOLE       1           750,000      0    0
EMPLOYERS HOLDINGS INC       COM             292218104   33,598  2,190,200 SH       SOLE                 2,190,200      0    0
EMPLOYERS HOLDINGS INC       COM             292218104    2,068    134,800 SH       SOLE       1           134,800      0    0
ENDURANCE SPECIALTY HLDGS LT SHS             G30397106    6,149    165,159 SH       SOLE                   165,159      0    0
ENDURANCE SPECIALTY HLDGS LT SHS             G30397106      625     16,800 SH       SOLE       1            16,800      0    0
ENERGY PARTNERS LTD          COM NEW         29270U303      319     37,322 SH       SOLE                    37,322      0    0
ENERGY PARTNERS LTD          COM NEW         29270U303       45      5,252 SH       SOLE       1             5,252      0    0
EVEREST RE GROUP LTD         COM             G3223R108   72,360    844,538 SH       SOLE                   844,538      0    0
EVEREST RE GROUP LTD         COM             G3223R108   11,645    135,907 SH       SOLE       1           135,907      0    0
FIFTH STREET FINANCE CORP    COM             31678A103   18,299  1,703,857 SH       SOLE                 1,703,857      0    0
FIFTH STREET FINANCE CORP    COM             31678A103    6,236    580,635 SH       SOLE       1           580,635      0    0
FOSTER WHEELER AG            COM             H27178104   17,921    608,742 SH       SOLE                   608,742      0    0
FOSTER WHEELER AG            COM             H27178104    3,418    116,091 SH       SOLE       1           116,091      0    0
HEALTH MGMT ASSOC INC NEW    CL A            421933102   51,814  7,127,070 SH       SOLE                 7,127,070      0    0
HEALTH MGMT ASSOC INC NEW    CL A            421933102   14,702  2,022,296 SH       SOLE       1         2,022,296      0    0
HEALTH NET INC               COM             42222G108   70,133  3,011,291 SH       SOLE                 3,011,291      0    0
HEALTH NET INC               COM             42222G108   11,436    491,046 SH       SOLE       1           491,046      0    0
HUNTSMAN CORP                COM             447011107    1,127     99,800 SH       SOLE                    99,800      0    0
JA SOLAR HOLDINGS CO LTD     NOTE 4.500% 5/1 466090AA5   13,496 17,083,000 PRN      SOLE                17,083,000      0    0
JA SOLAR HOLDINGS CO LTD     NOTE 4.500% 5/1 466090AA5    1,999  2,531,000 PRN      SOLE       1         2,531,000      0    0
M D C HLDGS INC              COM             552676108    1,881     60,584 SH       SOLE                    60,584      0    0
M D C HLDGS INC              COM             552676108      302      9,740 SH       SOLE       1             9,740      0    0
MARKET VECTORS ETF TR        GOLD MINER ETF  57060U100  129,628  2,805,200 SH       SOLE                 2,805,200      0    0
MARKET VECTORS ETF TR        GOLD MINER ETF  57060U100   18,244    394,800 SH       SOLE       1           394,800      0    0
MCDERMOTT INTL INC           COM             580037109   67,674  2,818,592 SH       SOLE                 2,818,592      0    0
MCDERMOTT INTL INC           COM             580037109   10,637    443,028 SH       SOLE       1           443,028      0    0
MDC PARTNERS INC             CL A SUB VTG    552697104    1,822    218,512 SH       SOLE                   218,512      0    0
MDC PARTNERS INC             CL A SUB VTG    552697104      257     30,844 SH       SOLE       1            30,844      0    0
MEMC ELECTR MATLS INC        COM             552715104    5,659    415,483 SH       SOLE                   415,483      0    0
MERCER INTL INC              NOTE 8.500%10/1 588056AG6   13,231 13,675,314 PRN      SOLE                13,675,314      0    0
MI DEVS INC                  CL A SUB VTG    55304X104   60,213  4,903,300 SH       SOLE                 4,903,300      0    0
MI DEVS INC                  CL A SUB VTG    55304X104    8,865    721,935 SH       SOLE       1           721,935      0    0

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- --------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                        VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- --------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
MI DEVS INC                  CL A SUB VTG    55304X104      368     30,000 SH       SOLE       2            30,000      0    0
MICROSOFT CORP               COM             594918104   89,433  2,933,200 SH       SOLE                 2,933,200      0    0
MICROSOFT CORP               COM             594918104   14,233    466,800 SH       SOLE       1           466,800      0    0
NIKE INC                     CL B            654106103      198      3,000 SH       SOLE                     3,000      0    0
PATTERSON UTI ENERGY INC     COM             703481101   16,667  1,085,787 SH       SOLE                 1,085,787      0    0
PATTERSON UTI ENERGY INC     COM             703481101    1,348     87,833 SH       SOLE       1            87,833      0    0
PFIZER INC                   COM             717081103  232,712 12,793,405 SH       SOLE                12,793,405      0    0
PFIZER INC                   COM             717081103   34,264  1,883,693 SH       SOLE       1         1,883,693      0    0
PFIZER INC                   COM             717081103    2,310    127,000 SH       SOLE       2           127,000      0    0
RALCORP HLDGS INC NEW        COM             751028101   46,238    774,370 SH       SOLE                   774,370      0    0
RALCORP HLDGS INC NEW        COM             751028101    7,488    125,400 SH       SOLE       1           125,400      0    0
REPUBLIC AWYS HLDGS INC      COM             760276105   22,063  2,985,473 SH       SOLE                 2,985,473      0    0
REPUBLIC AWYS HLDGS INC      COM             760276105    3,380    457,327 SH       SOLE       1           457,327      0    0
SINCLAIR BROADCAST GROUP INC CL A            829226109      351     87,045 SH       SOLE                    87,045      0    0
TERADATA CORP DEL            COM             88076W103   56,665  1,802,893 SH       SOLE                 1,802,893      0    0
TERADATA CORP DEL            COM             88076W103    9,266    294,824 SH       SOLE       1           294,824      0    0
TICKETMASTER ENTMT INC       COM             88633P302   10,682    874,154 SH       SOLE                   874,154      0    0
TRANSATLANTIC HLDGS INC      COM             893521104   14,716    282,400 SH       SOLE                   282,400      0    0
TRANSATLANTIC HLDGS INC      COM             893521104    2,220     42,600 SH       SOLE       1            42,600      0    0
TRAVELERS COMPANIES INC      COM             89417E109   91,942  1,844,005 SH       SOLE                 1,844,005      0    0
TRAVELERS COMPANIES INC      COM             89417E109   14,373    288,267 SH       SOLE       1           288,267      0    0
URS CORP NEW                 COM             903236107  138,248  3,105,308 SH       SOLE                 3,105,308      0    0
URS CORP NEW                 COM             903236107   22,387    502,859 SH       SOLE       1           502,859      0    0
VALIDUS HOLDINGS LTD         COM SHS         G9319H102   41,931  1,556,469 SH       SOLE                 1,556,469      0    0
VALIDUS HOLDINGS LTD         COM SHS         G9319H102    6,285    233,297 SH       SOLE       1           233,297      0    0


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